UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE AGGRESSIVE GROWTH FUND

FORM N-Q

NOVEMBER 30, 2018

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited)	November 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.2%
COMMUNICATION SERVICES - 26.2%
Diversified Telecommunication Services - 0.2%
AT&T Inc.	523,562	$16,356,077

Entertainment - 3.9%
Liberty Media Corp-Liberty Braves, Class A Shares	157,714	3,944,427	*
Liberty Media Corp-Liberty Braves, Class C Shares	282,740	7,068,500	*
Liberty Media Corp-Liberty Formula One, Class A Shares	394,288	11,363,380	*
Liberty Media Corp-Liberty Formula One, Class C Shares	706,853	21,078,357	*
Lions Gate Entertainment Corp., Class B Shares	1,456,677	26,263,886
Madison Square Garden Co., Class A Shares	760,394	205,321,588	*
Viacom Inc., Class B Shares	753,776	23,261,527
World Wrestling Entertainment Inc., Class A Shares	955,300	70,653,988

Total Entertainment		368,955,653

Interactive Media & Services - 2.2%
Facebook Inc., Class A Shares	103,594	14,566,352	*
Liberty TripAdvisor Holdings Inc., Class A Shares	375,814	7,151,741	*
Twitter Inc.	6,036,635	189,852,171	*

Total Interactive Media & Services		211,570,264

Media - 19.9%
AMC Networks Inc., Class A Shares	3,544,175	212,154,315	*
CBS Corp., Class B Shares, Non Voting Shares	753,776	40,839,584
Comcast Corp., Class A Shares	19,520,452	761,492,833
Discovery Inc., Class A Shares	7,784,663	239,144,847	*
Discovery Inc., Class C Shares	2,768,415	77,321,831	*
GCI Liberty Inc., Class A Shares	546,064	26,140,084	*
Liberty Broadband Corp., Class A Shares	1,116,526	95,049,858	*
Liberty Broadband Corp., Class C Shares	1,588,009	134,742,564	*
Liberty Global PLC, Class A Shares	670,450	16,647,273	*
Liberty Global PLC, Class C Shares	2,030,225	49,314,165	*
Liberty Latin America Ltd., Class A Shares	117,175	2,138,444	*
Liberty Latin America Ltd., Class C Shares	354,819	6,560,603	*
Liberty Media Corp-Liberty SiriusXM, Class A Shares	1,577,154	62,754,958	*
Liberty Media Corp-Liberty SiriusXM, Class C Shares	2,827,417	113,435,970	*
MSG Networks Inc., Class A Shares	2,281,179	61,089,974	*

Total Media		1,898,827,303

TOTAL COMMUNICATION SERVICES		2,495,709,297

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	SHARES	VALUE
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.0%
Ascent Capital Group Inc., Class A Shares	73,802	$73,064	*

Internet & Direct Marketing Retail - 1.0%
Liberty Expedia Holdings Inc., Class A Shares	364,040	15,256,916	*
Qurate Retail Inc.	3,758,132	83,505,693	*

Total Internet & Direct Marketing Retail		98,762,609

TOTAL CONSUMER DISCRETIONARY		98,835,673

ENERGY - 7.8%
Energy Equipment & Services - 3.6%
Core Laboratories NV	2,763,066	229,638,415	(a)
National Oilwell Varco Inc.	3,152,236	101,218,298
Weatherford International PLC	20,174,872	11,540,027	*

Total Energy Equipment & Services		342,396,740

Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp.	5,623,126	297,463,365
Newfield Exploration Co.	5,864,186	99,397,953	*

Total Oil, Gas & Consumable Fuels		396,861,318

TOTAL ENERGY		739,258,058

FINANCIALS - 1.5%
Banks - 0.7%
Sterling Bancorp	3,333,298	64,332,651

Capital Markets - 0.5%
Cohen & Steers Inc.	1,291,712	48,258,360

Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp Inc.	2,421,604	25,741,651

TOTAL FINANCIALS		138,332,662

HEALTH CARE - 33.5%
Biotechnology - 19.4%
Aduro Biotech Inc.	123,046	305,154	*
Agios Pharmaceuticals Inc.	1,036,242	68,184,724	*
Alkermes PLC	1,011,445	36,857,056	*
Amgen Inc.	1,800,794	375,015,350
Biogen Inc.	2,562,431	855,134,473	*
ImmunoGen Inc.	125,766	692,971	*
Ionis Pharmaceuticals Inc.	2,722,745	158,708,806	*
ProQR Therapeutics NV	282,957	5,393,160	*
Spark Therapeutics Inc.	387,615	16,330,220	*
Ultragenyx Pharmaceutical Inc.	332,246	17,831,643	*
Vertex Pharmaceuticals Inc.	1,720,800	311,103,432	*

Total Biotechnology		1,845,556,989

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 1.7%
Medtronic PLC	1,598,830	$155,933,890
Wright Medical Group NV	357,346	9,991,394	*

Total Health Care Equipment & Supplies		165,925,284

Health Care Providers & Services - 8.5%
UnitedHealth Group Inc.	2,880,308	810,403,459

Pharmaceuticals - 3.9%
Allergan PLC	2,159,100	338,115,060
Bausch Health Cos. Inc.	1,477,735	35,982,847	*

Total Pharmaceuticals		374,097,907

TOTAL HEALTH CARE		3,195,983,639

INDUSTRIALS - 6.5%
Aerospace & Defense - 2.7%
Engility Holdings Inc.	246,185	7,698,205	*
L3 Technologies Inc.	1,337,698	245,186,666

Total Aerospace & Defense		252,884,871

Building Products - 2.2%
Johnson Controls International PLC	6,113,046	212,611,740

Construction & Engineering - 1.0%
Fluor Corp.	2,315,041	94,754,628

Electrical Equipment - 0.2%
nVent Electric PLC	796,874	19,937,788

Machinery - 0.3%
Pentair PLC	781,064	33,351,433

Trading Companies & Distributors - 0.1%
NOW Inc.	535,568	7,224,812	*

TOTAL INDUSTRIALS		620,765,272

INFORMATION TECHNOLOGY - 22.7%
Electronic Equipment, Instruments & Components - 3.3%
Dolby Laboratories Inc., Class A Shares	816,369	57,472,378
TE Connectivity Ltd.	3,326,580	255,913,799

Total Electronic Equipment, Instruments & Components		313,386,177

Semiconductors & Semiconductor Equipment - 7.4%
Broadcom Inc.	1,749,053	415,242,673
Cree Inc.	3,617,380	159,671,153	*
Intel Corp.	2,691,541	132,719,887

Total Semiconductors & Semiconductor Equipment		707,633,713

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY			SHARES	VALUE
Software - 6.8%
Autodesk Inc.			2,379,820	$343,883,990	*
Citrix Systems Inc.			1,420,072	154,745,246	*
LogMeIn Inc.			87,102	8,033,417
Nuance Communications Inc.			8,569,573	137,027,472	*

Total Software				643,690,125

Technology Hardware, Storage & Peripherals - 5.2%
Seagate Technology PLC			9,039,633	389,517,786
Western Digital Corp.			2,352,087	106,761,229

Total Technology Hardware, Storage & Peripherals				496,279,015

TOTAL INFORMATION TECHNOLOGY				2,160,989,030

MATERIALS - 1.0%
Metals & Mining - 1.0%
Freeport-McMoRan Inc.			3,957,955	47,257,983
Nucor Corp.			805,297	48,647,992

TOTAL MATERIALS				95,905,975

TOTAL COMMON STOCKS (Cost - $3,993,496,249)				9,545,779,606

		EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%
Wright Medical Group NV, CVR (Cost - $3,491,502)		—	1,396,601	2,122,834	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,996,987,751)				9,547,902,440

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $7,290,825)	2.070%		7,290,825	7,290,825

TOTAL INVESTMENTS - 100.3% (Cost - $4,004,278,576)			9,555,193,265
Liabilities in Excess of Other Assets - (0.3)%				(27,434,942)

TOTAL NET ASSETS - 100.0%				$9,527,758,323

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, and “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At November 30, 2018, the total market value of investments in Affiliated Companies was $229,638,415 and the cost was $177,235,116 (Note 2).

Abbreviation used in this schedule:

CVR	— Contingent Value Rights

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$9,545,779,606	—	—	$9,545,779,606
Rights	—	$2,122,834	—	2,122,834
Total Long-Term Investments	9,545,779,606	2,122,834	—	9,547,902,440

Short-Term Investments†	7,290,825	—	—	7,290,825

Total Investments	$9,553,070,431	$2,122,834	—	$9,555,193,265

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended November 30, 2018:

		Purchased		Sold				Net Increase (Decrease) in Unrealized Appreciation (Depreciation)
	Affiliate Value at August 31, 2018	Cost	Shares	Cost	Shares	Realized Gain (Loss)	Dividend Income		Affiliate Value at November 30, 2018
Core Laboratories NV	$316,509,210	—	—	—	—	—	$1,519,686	$(86,870,795)	$229,638,415

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2019